Related Party Information - Schedule of Related Party Transactions (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Dec. 31, 2014
FCA Group [Member]
Related Party Transaction [Line Items]
Net sales	$ 209	$ 267	$ 411	$ 514
Cost of goods sold	136	202	255	322
Selling, general and administrative expenses	42	83	81	135
Trade receivables	29		29		$ 27
Trade payables	172		172		139
Subsidiaries and Affiliates [Member]
Related Party Transaction [Line Items]
Net sales	181	203	379	411
Cost of goods sold	83	$ 149	178	$ 273
Trade receivables	95		95		155
Trade payables	$ 113		$ 113		$ 144